UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4395

Smith Barney Muni Funds
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
C/o Citigroup Asset Management
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end: March 31
Date of reporting period: September 30, 2005

ITEM 1.      REPORT TO STOCKHOLDERS.

        The Semi-Annual Report to Stockholders is filed herewith.

E X P E R I E N C E	Smith Barney Muni Funds — Florida Portfolio

S E M I - A N N U A L R E P O R T

SEPTEMBER 30, 2005
INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Smith Barney Muni Funds— Florida Portfolio

                   Semi-Annual Report • September 30, 2005

What’s Inside	Letter from the Chairman	1

	Fund at a Glance	5

	Fund Expenses	6

	Schedule of Investments	8

	Statement of Assets and Liabilities	16

	Statement of Operations	17

Fund Objective The Fund seeks to provide as high a level of income exempt from regular federal income taxes as is consistent with prudent investing.	Statements of Changes in Net Assets	18

	Financial Highlights	19

	Notes to Financial Statements	22

	Board Approval of Management Agreement	30

Letter from the Chairman

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

Dear Shareholder,

There was no shortage of potential threats to the U.S. economy during the reporting period. These included record high oil prices, rising short-term interest rates, the devastation inflicted by Hurricanes Katrina and Rita, geopolitical issues and falling consumer confidence. However, the economy proved to be surprisingly resilient. First quarter 2005 gross domestic product (“GDP”)[i] growth was 3.8% and second quarter GDP growth was 3.3%, another solid advance. This marked nine consecutive quarters when GDP grew 3.0% or more.

     The Federal Reserve Board (“Fed”)ii continued to raise interest rates in an attempt to ward off inflation. After raising rates seven times from June 2004 through March 2005, the Fed increased its target for the federal funds rateiii in 0.25% increments four additional times over the period. All told, the Fed’s eleven rate hikes have brought the target for the federal funds rate from 1.00% to 3.75%. This also represents the longest sustained Fed tightening cycle since 1977-1979. Following the end of the Fund’s reporting period, at its November meeting, the Fed once again raised the target rate by 0.25% to 4.00%.

     During much of the reporting period, the fixed income market confounded investors as short-term interest rates rose in concert with the Fed rate tightening, while longer-term rates, surprisingly, declined. When the period began, the federal funds target rate was 2.75% and the yield on the 10-year Treasury was 4.13%. When the reporting period ended, the federal funds rate rose to 3.75%. Due to a spike in September, the 10-year yield was 4.29% at that time, slightly higher than when the period began, but still lower than its yield of 4.62% when the Fed began its tightening cycle on June 30, 2004. This trend also occurred in the municipal bond market.

Smith Barney Muni Funds 2005 Semi-Annual Report      1

Performance Review

For the six months ended September 30, 2005, Class A shares of the Smith Barney Muni Funds—Florida Portfolio, excluding sales charges, returned 1.66%. These shares under-performed the Lipper Florida Municipal Debt Funds Category Average,[1] which increased 2.55% over the same time frame. The Fund’s unmanaged benchmark, the Lehman Brothers Municipal Bond Index,iv returned 2.80% for the same period.

     Certain investors may be subject to the Federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of September 30, 2005 (excluding sales charges) (unaudited)

6 Months

Florida Portfolio—Class A Shares	1.66%

Lehman Brothers Municipal Bond Index	2.80%

Lipper Florida Municipal Debt Funds Category Average	2.55%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.citigroupam.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions. Excluding sales charges, Class B shares returned 1.39% and Class C shares returned 1.37% over the six months ended September 30, 2005.

Special Shareholder Notice

On June 24, 2005, Citigroup Inc. (“Citigroup”) announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

     As part of this transaction, Smith Barney Fund Management LLC (the “Manager”), currently an indirect wholly-owned subsidiary of Citigroup, would become an indirect wholly-owned subsidiary of Legg Mason. The Manager is the investment manager to the Fund.

     The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

1	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended September 30, 2005, including the reinvestment of distributions, including returns of capital, if any, calculated among the 52 funds in the Fund’s Lipper category, and excluding sales charges.

2      Smith Barney Muni Funds 2005 Semi-Annual Report

     Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the investment management contract between the Fund and the Manager. Therefore the Trust’s Board of Trustees has approved a new investment management contract between the Fund and the Manager, to become effective upon the closing of the sale to Legg Mason. The new investment management contract has been presented to shareholders for their approval.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The Fund’s Manager and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund has been informed that the Manager and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

     Important information concerning the Fund and its Manager with regard to recent regulatory developments is contained in the Notes to Financial Statements included in this report.

     As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

November 1, 2005

Smith Barney Muni Funds 2005 Semi-Annual Report      3

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: The Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. As a non-diversified fund, it can invest a larger percentage of its assets in fewer issues than a diversified fund. This may magnify the Fund’s losses from events affecting a particular issuer. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

i	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iv	The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year.

4      Smith Barney Muni Funds 2005 Semi-Annual Report

Fund at a Glance (unaudited)

Investment Breakdown

Smith Barney Muni Funds 2005 Semi-Annual Report      5

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     This example is based on an investment of $1,000 invested on April 1, 2005 and held for the six months ended September 30, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual
	Total Return	Beginning	Ending	Annualized	Expenses
	Without	Account	Account	Expense	Paid During
	Sales Charges(2)	Value	Value	Ratio	the Period(3)

Class A	1.66%	$1,000.00	$1,016.60	0.75%	$3.79

Class B	1.39	1,000.00	1,013.90	1.29	6.51

Class C	1.37	1,000.00	1,013.70	1.33	6.71

(1)	For the six months ended September 30, 2005.

(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

(3)	Expenses are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

6      Smith Barney Muni Funds 2005 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
	Total Return	Value	Value	Ratio	the Period(2)

Class A	5.00%	$1,000.00	$1,021.34	0.75%	$3.80

Class B	5.00	1,000.00	1,018.63	1.29	6.53

Class C	5.00	1,000.00	1,018.43	1.33	6.73

(1)	For the six months ended September 30, 2005.

(2)	Expenses are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Smith Barney Muni Funds 2005 Semi-Annual Report      7

Schedule of Investments (September 30, 2005) (unaudited)

FLORIDA PORTFOLIO

Face
Amount	Rating‡	Security	Value

MUNICIPAL BONDS — 96.3%
Cogeneration Facilities — 0.8%
$ 1,500,000	BB+	Martin County, FL, IDA Revenue, Indiantown Cogeneration
		Projects, Series A, 7.875% due 12/15/25 (a)	$1,549,515

Education — 9.3%
3,000,000	NR	Capital Projects Finance Authority of Florida, Student Housing
		Revenue, Capital Projects Loan Program, Florida University,
		Series A, 7.850% due 8/15/31	2,964,570
2,000,000	AAA	Florida State Board of Education Capital Outlay, Public Education,
		Series J, 5.000% due 6/1/33	2,094,300
		Florida State Board of Education Lottery Revenue, FGIC-Insured:
4,000,000	AAA	Series B, 5.250% due 7/1/15 (b)	4,371,800
5,000,000	AAA	Series C, 5.000% due 7/1/16 (b)	5,324,300
1,000,000	AAA	University of Central Florida, Athletics Association Inc.,
		Series A, FGIC-Insured, 5.250% due 10/1/34	1,066,360
2,790,000	A	University of the Virgin Islands, Refunding & Improvement, Bonds
		Series A, ACA-Insured, 6.250% due 12/1/29 (b)	3,074,161

		Total Education	18,895,491

Escrowed to Maturity (c) — 14.1%
860,000	AAA	Bradford County, FL, Health Facilities, Refunding, Sante Fe
		Healthcare Project, 6.050% due 11/15/16	995,089
505,000	AAA	Cape Coral, FL, Health Facilities Authority Revenue, Cape Coral
		Medical Center, Refunding, Series A, 8.125% due 11/1/08	542,259
1,280,000	Aaa(d)	Collier County, FL, Health Facilities Authority, Moorings Inc.
		Project, 11.000% due 12/1/10	1,541,427
1,055,000	AAA	Commonwealth of Puerto Rico, Aqueduct & Sewer Authority
		Revenue, 10.250% due 7/1/09	1,206,044
120,000	AAA	County Water-Sewer, Collier, FL, Refunding, Water Revenue,
		AMBAC-Insured, 8.875% due 5/1/12	142,783
65,000	AAA	Dade County, FL, Special Obligation, Miami Beach Convention
		Center Project, FGIC-Insured, 8.625% due 12/1/07	69,046
630,000	AAA	Dunedin, FL, Health Facilities Authority Revenue, Mease Hospital Inc.,
		7.600% due 10/1/08	669,318
		Escambia County, FL:
410,000	AAA	Capital Improvement Revenue, Refunding, Series 80-01,
		MBIA-Insured, 11.000% due 1/1/07	433,268
350,000	AAA	Utilities Systems Revenue, MBIA-Insured, 9.750% due 6/1/12	429,051
1,050,000	AAA	Florida State, Broward County Expressway Authority,
		10.000% due 7/1/14	1,430,583
215,000	AAA	Fort Myers, FL, Improvement Revenue, Refunding, AMBAC-Insured,
		10.375% due 10/1/13	274,342
2,025,000	AAA	Gainesville, FL, Utilities Systems Revenue, 8.125% due 10/1/14	2,402,865

See Notes to Financial Statements.

8      Smith Barney Muni Funds 2005 Semi-Annual Report

Schedule of Investments (September 30, 2005) (unaudited) (continued)

Face
Amount	Rating‡	Security	Value

Escrowed to Maturity (c) — 14.1% (continued)
$ 1,170,000	AAA	Hillsborough County, FL, Utilities, Refunding Bonds,
		MBIA-Insured, 9.875% due 12/1/11	$1,378,529
255,000	AAA	Key West, FL, Utilities, Board of Electric Revenue, Refunding,
		AMBAC-Insured, 9.750% due 10/1/13	318,324
		Lee County, FL, Capital Bonds:
60,000	AAA	MBIA-Insured, 7.400% due 10/1/09	64,690
205,000	AAA	Refunding, MBIA-Insured, 9.500% due 10/1/05	205,000
2,155,000	AAA	Lee County, FL, Justice Center, Improvement Revenue Bonds,
		Series A, MBIA-Insured, 11.125% due 1/1/11 (e)	2,615,416
		Lee County, FL, Southwest Florida Regional Airport Revenue,
		MBIA-Insured:
1,515,000	AAA	8.625% due 10/1/09	1,667,909
900,000	AAA	9.625% due 10/1/09	1,010,097
30,000	AAA	Martin Memorial Hospital Association Inc., Stuart Revenue,
		8.000% due 10/1/08	32,041
2,570,000	AAA	Orange County, FL, Health Facilities Authority Revenue,
		Southern Adventist Hospital, Adventist Health Systems,
		8.750% due 10/1/09	2,836,304
2,585,000	AAA	Palm Beach County, FL, Health Facilities Authority Revenue,
		John F. Kennedy Memorial Hospital Inc. Project,
		9.500% due 8/1/13 (e)	3,223,392
55,000	AAA	Tallahassee, FL, Capital Bonds Revenue, Series 1981,
		AMBAC-Insured, 9.250% due 11/15/07	58,599
230,000	AAA	Tamarac, FL, Water & Sewer Utilities Revenue, AMBAC-Insured,
		9.250% due 10/1/10	262,968
		Tampa, FL:
1,585,000	AAA	Guaranteed Entitlement Revenue, MBIA-Insured,
		9.750% due 10/1/08	1,738,254
2,465,000	AAA	Water & Sewer Revenue, 6.900% due 10/1/16	2,925,733
220,000	AAA	West Palm Beach, FL, IDR, 11.375% due 6/1/11	275,110

		Total Escrowed to Maturity	28,748,441

Finance — 1.5%
		Virgin Islands Public Finance Authority Revenue:
2,000,000	A	Series A, Senior Lien, ACA/CBI-Insured, 5.500% due 10/1/18	2,107,840
1,000,000	NR	Series E, Subordinated Lien, Fund Loan Notes,
		5.750% due 10/1/13	1,017,300

		Total Finance	3,125,140

General Obligations — 6.0%
3,220,000	AAA	Florida State Board of Education, Series D, 5.250% due 6/1/19 (b)	3,501,331
3,000,000	AAA	Florida State Board of Education Capital Outlay,
		Public Education, Series B, FGIC-Insured, 5.000% due 6/1/19 (b)	3,200,070
1,000,000	Aaa(d)	Hollywood, FL, FGIC-Insured, 5.000% due 6/1/26	1,059,650

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report      9

Schedule of Investments (September 30, 2005) (unaudited) (continued)

Face
Amount	Rating‡	Security	Value

General Obligations — 6.0% (continued)
$ 4,000,000	AAA	Puerto Rico Commonwealth, Public Improvement, Series A,
		XLCA-Insured, 5.500% due 7/1/17 (b)	$4,565,520

		Total General Obligations	12,326,571

Hospitals — 16.1%
		Dade County, FL, IDR:
2,800,000	NR	Miami Cerebral Palsy Services Project, 8.000% due 6/1/22	2,858,464
2,325,000	AAA	Refunding, Susanna Wesley Health Center, Series A,
		6.625% due 7/1/30	2,362,456
230,000	Aaa(d)	Escambia County, FL, Health Facilities Revenue, Florida Health
		Care Facility Loan, VHA Program, AMBAC- Insured,
		5.950% due 7/1/20	247,620
3,000,000	A+	Highlands County, FL, Health Facilities Revenue, Hospital-Adventist,
		Sunbelt-Inc., Project, Series A, 6.000% due 11/15/31 (b)	3,264,150
1,775,000	NR	Homestead, FL, IDR, Community Rehabilitation Providers Program,
		Series A, 7.950% due 11/1/18	1,777,911
1,000,000	BB+	Miami Beach, FL, Health Facilities Hospital, Mt. Sinai Medical Center,
		Series A, 6.800% due 11/15/31	1,091,180
		Orange County, FL, Health Facilities Authority Revenue Bonds:
2,000,000	A	Orlando Healthcare, 5.750% due 12/1/32	2,157,720
1,000,000	A	Orlando Regional Healthcare Systems, Refunding, Series 99-E,
		6.000% due 10/1/26	1,067,490
2,000,000	A1(d)	Pinellas County, FL, Health Facilities Authority Revenue,
		Baycare Health System, 5.500% due 11/15/33	2,114,380
		Sarasota County, FL, Public Hospital, Refunding, Sarasota Memorial
		Hospital, Series B, MBIA-Insured:
5,000,000	AAA	5.250% due 7/1/24 (b)	5,538,250
3,485,000	AAA	5.500% due 7/1/28 (b)	3,977,640
2,000,000	A	South Lake County, FL, Hospital District, South Lake Hospital Inc.,
		6.000% due 10/1/22	2,128,180
		West Orange Healthcare District, FL, Series A:
2,000,000	A	5.650% due 2/1/22	2,110,560
2,000,000	A	5.800% due 2/1/31	2,105,580

		Total Hospitals	32,801,581

Housing: Multi-Family — 4.4%
335,000	AAA	Clearwater MFH Revenue, Refunding, Rent Housing Drew Gardens
		Project, Series A, 6.500% due 10/1/25	335,697
1,000,000	BBB	Florida HFA, Vineyards Project, Series H, 6.500% due 11/1/25	1,018,690
		Florida Housing Finance Corporate Revenue, Augustine
		Club Apartment:
1,500,000	Aaa(d)	Series D-01, MBIA-Insured, 5.750% due 10/1/30	1,585,215
965,000	Ba3(d)	Series D-02, 8.250% due 10/1/30	927,442

See Notes to Financial Statements.

10      Smith Barney Muni Funds 2005 Semi-Annual Report

Schedule of Investments (September 30, 2005) (unaudited) (continued)

Face
Amount	Rating‡	Security	Value

Housing: Multi-Family — 4.4% (continued)
$ 1,465,000	AAA	Lee County, FL, HFA, Brittany Phase II Project, Series A,
		6.100% due 12/1/20 (a)(f)	$1,549,604
1,000,000	AAA	Oceanside Housing Development Corp. Inc., MFH, Mortgage
		Revenue, Refunding, Series A, 6.875% due 2/1/20	1,005,290
2,065,000	Aaa(d)	Orange County, FL, Housing Finance Mortgage Revenue,
		Maitland Oaks, Series A, MBIA-Insured, 6.200% due 7/1/20	2,115,097
500,000	A+	Pasco County, FL, HFA, Housing Pasco Woods Apartments Project,
		Series A, 5.700% due 8/1/19 (a)	522,310

		Total Housing: Multi-Family	9,059,345

Housing: Single-Family — 0.3%
75,000	AA	Leon County, FL, HFA, GNMA/FNMA Collateralized, Multi-County
		Program, Series B, 7.300% due 1/1/28 (a)	76,238
340,000	Aaa(d)	Miami-Dade County, FL, HFA, Home Ownership Mortgage,
		Series A-01, GNMA/FNMA Collateralized, 6.375% due 4/1/33 (a)	350,492
170,000	AAA	Virgin Islands HFA, Single-Family Mortgage Revenue, Series A,
		GNMA- Collateralized, 6.500% due 3/1/25 (a)	171,873

		Total Housing: Single-Family	598,603

Industrial Development — 2.7%
4,000,000	NR	Hillsborough County, FL, IDA Revenue, National Gypsum Convention,
		Series A, 7.125% due 4/1/30 (b)	4,448,320
985,000	NR	Orlando, FL, Urban Community Development, Capital Improvement,
		Series A, 6.950% due 5/1/33	1,056,550

		Total Industrial Development	5,504,870

Life Care Systems — 1.1%
2,000,000	NR	Orange County, FL, Health Facilities Authority Revenue,
		First Mortgage, GF/Orlando Inc. Project, 9.000% due 7/1/31	2,156,860

Miscellaneous — 13.2%
2,650,000	NR	Bonita Springs, FL, Vasari Capital Improvement, Series A,
		6.950% due 5/1/32	2,851,718
2,000,000	NR	Bonnet Creek Resort Community Development District,
		7.375% due 5/1/34	2,148,600
		Capital Region Community Development District, Capital
		Improvement:
980,000	NR	Series A, 6.700% due 5/1/32	1,052,059
945,000	NR	Series A-02, 6.850% due 5/1/31	1,013,390
2,000,000	AAA	Capital Travel Agency Revenue, Seminole Tribe Convention,
		Series A, 8.950% due 10/1/33	2,190,160
1,965,000	NR	Century Parc Community Development District, Special Assessment,
		7.000% due 11/1/31	2,078,714
2,535,000	NR	Mediterra North Community Development District, Series A,
		6.800% due 5/1/31	2,703,653

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report      11

Schedule of Investments (September 30, 2005) (unaudited) (continued)

Face
Amount	Rating‡	Security	Value

Miscellaneous — 13.2% (continued)
$ 995,000	AAA	North Springs Improvement District, Refunding, Water & Sewer,
		Series A, MBIA-Insured, 7.000% due 10/1/09	$1,133,932
240,000	AAA	Osceola County, FL, IDA, Community Provider Pooled Loan
		Program, Series A, FSA-Insured, 7.750% due 7/1/10	241,594
2,440,000	NR	Panther Trace, FL, Community Development, Special Assessment,
		Series A, 7.250% due 5/1/33	2,695,468
1,200,000	BBB-	Puerto Rico Housing Bank & Finance Agency, 7.500% due 12/1/06	1,250,196
980,000	NR	Renaissance Community Development District, Florida Capital
		Improvement Revenue, Series A, 7.000% due 5/1/33	1,053,961
2,455,000	NR	Reunion East Community Development District, Special Assessment,
		Series A, 7.375% due 5/1/33	2,704,526
1,475,000	NR	Rivercrest Community Development District, 7.000% due 5/1/32	1,579,784
1,000,000	NR	Sumter Landing Community Development District, 6.875% due 5/1/23	1,068,270
1,100,000	NR	Waterchase Community Development District, Series A,
		6.700% due 5/1/32	1,183,281

		Total Miscellaneous	26,949,306

Pollution Control — 0.7%
1,390,000	BB+	Putnam County, FL, Development Authority, PCR, Georgia Pacific
		Corp., 7.000% due 12/1/05	1,391,807

Pre-Refunded (g) — 6.4%
1,000,000	A	Miami Beach, FL, Redevelopment Agency Tax, Increment Revenue,
		City Center-Historic Convention Village, Series B, Call
		12/1/06 @ 102, 6.350% due 12/1/22	1,045,670
3,000,000	A+	Orange County, FL, Health Facilities Authority Revenue,
		Southern Adventist Hospital, Adventist Health Systems,
		Call 11/15/10 @ 101, 6.500% due 11/15/30 (b)	3,464,190
1,000,000	Aaa(d)	Polk County, FL, Transportation Improvement Revenue, FSA-Insured,
		Call 12/1/10 @ 101, 5.250% due 12/1/22	1,099,660
2,500,000	AAA	Port Palm Beach District, Capital Appreciation, Series A,
		MBIA-Insured, Call 9/1/06 @ 42.63, zero coupon bond to yield
		6.099% due 9/1/21	1,037,550
2,875,000	Baa3(d)	Volusia County, FL, Educational Facilities Authority Revenue,
		Embry-Riddle Aeronautical University, Series A,
		Call 10/15/06 @ 102, 6.125% due 10/15/16 (b)	3,022,804
2,815,000	AAA	Westcoast Regional Water Supply Authority, Hillsborough County
		Project, AMBAC-Insured, call 10/1/10 @ 100, 10.400%
		due 10/1/13 (b)	3,311,847

		Total Pre-Refunded	12,981,721

Public Facilities — 2.7%
		Florida Municipal Loan Council Revenue, Series C, MBIA-Insured:
1,625,000	AAA	5.250% due 11/1/18	1,770,714
1,805,000	AAA	5.250% due 11/1/20	1,971,529

See Notes to Financial Statements.

12      Smith Barney Muni Funds 2005 Semi-Annual Report

Schedule of Investments (September 30, 2005) (unaudited) (continued)

Face
Amount	Rating‡	Security	Value

Public Facilities — 2.7% (continued)
		Tampa, FL, Sports Authority Revenue, Guaranteed Parking
		Tampa Bay Arena Project, MBIA-Insured:
$ 500,000	AAA	6.050% due 10/1/20	$599,975
1,000,000	AAA	6.100% due 10/1/26	1,221,530

		Total Public Facilities	5,563,748

Transportation — 4.9%
5,000,000	AAA	Miami-Dade County, FL, Expressway Authority, Series B, FGIC-Insured,
		5.000% due 7/1/29 (b)	5,256,100
		Sanford, FL, Airport Authority IDR:
645,000	NR	Central Florida Terminals Inc. Project, Series C,
		7.500% due 5/1/21 (a)	620,387
		Jett Aire Group Inc. Project, Central Florida Terminals Inc.
		Project, Series A:
1,000,000	NR	7.500% due 5/1/15 (a)	988,530
2,000,000	NR	7.750% due 5/1/21 (a)	1,968,280
1,085,000	B-	Santa Rosa, FL, Bay Bridge Authority Revenue, 6.250% due 7/1/28	1,090,002

		Total Transportation	9,923,299

Utilities — 8.7%
3,000,000	AAA	Escambia County, FL, Utilities Systems Revenue, Series B,
		FGIC-Insured, 6.250% due 1/1/15 (b)	3,532,560
2,100,000	AAA	Palm Coast, FL, Utilities Systems Revenue, MBIA-Insured,
		5.000% due 10/1/27	2,208,633
2,025,000	Aaa(d)	Polk County, FL, Utilities Systems Revenue, FGIC-Insured,
		5.000% due 10/1/24	2,139,595
3,000,000	AAA	Puerto Rico Electric Power Authority, Series II, MBIA-Insured,
		5.375% due 7/1/19 (b)	3,299,820
		Sunrise, FL, Utilities Systems Revenue, Refunding, AMBAC-Insured:
3,000,000	AAA	5.200% due 10/1/22 (b)	3,338,400
2,000,000	AAA	5.000% due 10/1/28	2,144,400
1,000,000	AAA	Village Center Community Development District, MBIA-Insured,
		5.250% due 10/1/23	1,088,460

		Total Utilities	17,751,868

Water & Sewer — 3.4%
2,000,000	AA-	Broward County, FL, Waste & Sewer Utilities, Series A,
		5.000% due 10/1/30	2,097,800
2,250,000	Aaa(d)	Miami Dade County, FL, Stormwater, MBIA-Insured,
		5.000% due 4/1/28	2,373,435
2,320,000	NR	Port St. Lucie, FL, South Lennard Special Assessment, Series A,
		7.125% due 9/1/21	2,417,765

		Total Water & Sewer	6,889,000

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report      13

Schedule of Investments (September 30, 2005) (unaudited) (continued)

Value

TOTAL INVESTMENTS — 96.3% (Cost — $186,106,566#)	$196,217,166
Other Assets in Excess of Liabilities — 3.7%	7,466,613

TOTAL NET ASSETS — 100.0%	$203,683,779

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted. All ratings are unaudited.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).

(b)	All or a portion of this security is segregated for open futures contracts.

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Rating by Moody’s Investors Service. All ratings are unaudited.

(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(f)	Variable rate securities. Coupon rates disclosed are those which are in effect at September 30, 2005.

(g)	Pre-Refunded bonds are escrowed with government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

#	Aggregate cost for federal income tax purposes is substantially the same.

See page 15 for definitions of ratings.

Abbreviations used in this schedule:
ACA	— American Capital Assurance
AMBAC	— Ambac Assurance Corporation
CBI	— Certificate of Bond Insurance
FGIC	— Financial Guaranty Insurance Company
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GNMA	— Government National Mortgage Association
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
MBIA	— Municipal Bond Investors Assurance Corporation
MFH	— Multi-Family Housing
PCR	— Pollution Control Revenue
XLCA	— XL Capital Assurance

See Notes to Financial Statements.

14      Smith Barney Muni Funds 2005 Semi-Annual Report

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay inter-
est and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are some-
what more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay princi-
pal.Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,	—	Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative
CCC, CC		with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms
and C		of the obligation.”BB” indicates the lowest degree of speculation than “B” and “C” the highest degree of speculation.While such bonds will likely have some quality and protective characteris-
tics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2, and 3 may be applied to each generic rating from “Aa” to “Caa”, where 1 is the highest and 3 the lowest-rating within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality.They carry the smallest degree of invest-
ment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly pro-
tected nor poorly secured. Interest payments and principal security appear adequate for the pre-
sent but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes in this class.

B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payment or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Smith Barney Muni Funds 2005 Semi-Annual Report      15

Statement of Assets and Liabilities (September 30, 2005) (unaudited)

ASSETS:
Investments, at value (Cost — $186,106,566)	$196,217,166
Cash	538,801
Interest receivable	4,467,459
Receivable for securities sold	3,107,091
Receivable from broker—variation margin on open futures contracts	217,500
Receivable for Fund shares sold	31,522
Prepaid expenses	18,642

Total Assets	204,598,181

LIABILITIES:
Distributions payable	492,491
Payable for Fund shares repurchased	226,570
Management fee payable	84,679
Distribution fees payable	22,258
Deferred compensation payable	15,413
Transfer agent fees payable	11,296
Trustees’ fees payable	692
Accrued expenses	61,003

Total Liabilities	914,402

Total Net Assets	$203,683,779

NET ASSETS:
Par value (Note 6)	$15,870
Paid-in capital in excess of par value	205,296,333
Undistributed net investment income	148,520
Accumulated net realized loss on investments and futures contracts	(13,416,372)
Net unrealized appreciation on investments and futures contracts	11,639,428

Total Net Assets	$203,683,779

Shares Outstanding:
Class A	12,388,293

Class B	2,105,055

Class C	1,376,780

Net Asset Value:
Class A (and redemption price)	$12.84

Class B*	$12.80

Class C*	$12.81

Maximum Public Offering Price Per Share:
Class A (based on maximum sales charge of 4.00%)	$13.38

*	Redemption price is NAV of Class B and C shares reduced by a 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

16      Smith Barney Muni Funds 2005 Semi-Annual Report

Statement of Operations (For the six months ended September 30, 2005) (unaudited)

INVESTMENT INCOME:
Interest	$5,841,353

EXPENSES:
Management fee (Note 2)	525,132
Distribution fees (Notes 2 and 4)	281,565
Shareholder reports (Note 4)	37,406
Transfer agent fees (Notes 2 and 4)	19,698
Custody fees	14,087
Registration fees	11,784
Legal fees	10,791
Audit and tax	10,700
Insurance	4,905
Trustees’ fees	1,614
Miscellaneous expenses	2,326

Total Expenses	920,008

Net Investment Income	4,921,345

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FUTURES CONTRACTS (NOTES 1 AND 3):
Net Realized Loss From:
Investments	(247,856)
Futures contracts	(3,759,874)

Net Realized Loss	(4,007,730)

Change in Net Unrealized Appreciation/Depreciation From:
Investments	1,197,726
Futures contracts	1,225,233

Change in Net Unrealized Appreciation/Depreciation	2,422,959

Net Loss on Investments and Futures Contracts	(1,584,771)

Increase in Net Assets From Operations	$3,336,574

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report      17

Statements of Changes in Net Assets

For the six months ended September 30, 2005 (unaudited)
and the year ended March 31, 2005
	September 30	March 31

OPERATIONS:
Net investment income	$4,921,345	$10,832,285
Net realized loss	(4,007,730)	(3,200,895)
Change in net unrealized appreciation/depreciation	2,422,959	(614,522)

Increase in Net Assets From Operations	3,336,574	7,016,868

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(4,930,932)	(10,734,067)

Decrease in Net Assets From Distributions to Shareholders	(4,930,932)	(10,734,067)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	13,362,573	29,507,283
Reinvestment of distributions	1,851,007	4,075,706
Cost of shares repurchased	(18,669,033)	(58,044,015)

Decrease in Net Assets From Fund Share Transactions	(3,455,453)	(24,461,026)

Decrease in Net Assets	(5,049,811)	(28,178,225)
NET ASSETS:
Beginning of period	208,733,590	236,911,815

End of period*	$203,683,779	$208,733,590

*Includes undistributed net investment income of:	$148,520	$158,107

See Notes to Financial Statements.

18      Smith Barney Muni Funds 2005 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended
March 31, unless otherwise noted:

Class A Shares(1)	2005	(2)	2005	2004	2003	2002		2001

Net Asset Value,
Beginning of Period	$12.94		$13.16	$13.36	$13.06	$13.34		$12.70

Income (Loss) From Operations:
Net investment income	0.31		0.65	0.68	0.71	0.71	(3)	0.69
Net realized and unrealized
gain (loss)	(0.10)		(0.22)	(0.20)	0.29	(0.29	)(3)	0.65

Total Income From Operations	0.21		0.43	0.48	1.00	0.42		1.34

Less Distributions From:
Net investment income	(0.31)		(0.65)	(0.68)	(0.70)	(0.70)		(0.70)

Total Distributions	(0.31)		(0.65)	(0.68)	(0.70)	(0.70)		(0.70)

Net Asset Value, End of Period	$12.84		$12.94	$13.16	$13.36	$13.06		$13.34

Total Return(4)	1.66%		3.37%	3.69%	7.76%	3.15%		10.83%

Net Assets, End of Period
(millions)	$159		$159	$174	$167	$164		$162

Ratios to Average Net Assets:
Gross expenses	0.75	%(5)	0.73%	0.71%	0.72%	0.72%		0.73%
Net expenses(6)	0.75	(5)	0.72 (7)	0.71	0.72	0.72		0.73
Net investment income	4.81	(5)	5.03	5.07	5.30	5.27	(3)	5.36

Portfolio Turnover Rate	8%		15%	29%	45%	41%		27%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended September 30, 2005 (unaudited).

(3)	Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the change to net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets was less than $0.01, $0.01 and 0.01%, respectively. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Fund will not exceed 0.85%.

(7)	The investment manager voluntarily waived a portion of its management fee.

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report      19

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended
March 31, unless otherwise noted:

Class B Shares(1)	2005	(2)	2005	2004	2003	2002		2001

Net Asset Value,
Beginning of Period	$12.90		$13.13	$13.33	$13.04	$13.32		$12.70

Income (Loss) From Operations:
Net investment income	0.28		0.58	0.60	0.64	0.64	(3)	0.62
Net realized and unrealized
gain (loss)	(0.10)		(0.23)	(0.18)	0.28	(0.29	)(3)	0.63

Total Income From Operations	0.18		0.35	0.42	0.92	0.35		1.25

Less Distributions From:
Net investment income	(0.28)		(0.58)	(0.62)	(0.63)	(0.63)		(0.63)

Total Distributions	(0.28)		(0.58)	(0.62)	(0.63)	(0.63)		(0.63)

Net Asset Value, End of Period	$12.80		$12.90	$13.13	$13.33	$13.04		$13.32

Total Return(4)	1.39%		2.76%	3.19%	7.19%	2.67%		10.14%

Net Assets, End of Period
(millions)	$27		$32	$43	$53	$52		$53

Ratios to Average Net Assets:
Gross expenses	1.29	%(5)	1.27%	1.23%	1.24%	1.22%		1.25%
Net expenses(6)	1.29	(5)	1.26 (7)	1.23	1.24	1.22		1.25
Net investment income	4.27	(5)	4.49	4.56	4.79	4.76	(3)	4.84

Portfolio Turnover Rate	8%		15%	29%	45%	41%		27%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended September 30, 2005 (unaudited).

(3)	Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 4.77%. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.

(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Fund will not exceed 1.35%.

(7)	The investment manager voluntarily waived a portion of its management fee.

See Notes to Financial Statements.

20      Smith Barney Muni Funds 2005 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended
March 31, unless otherwise noted:

Class C Shares(1)(2)	2005	(3)	2005	2004	2003	2002		2001

Net Asset Value,
Beginning of Period	$12.91		$13.13	$13.33	$13.04	$13.33		$12.70

Income (Loss) From Operations:
Net investment income	0.27		0.58	0.60	0.63	0.63	(4)	0.61
Net realized and unrealized
gain (loss)	(0.10)		(0.22)	(0.19)	0.29	(0.29	)(4)	0.65

Total Income From Operations	0.17		0.36	0.41	0.92	0.34		1.26

Less Distributions From:
Net investment income	(0.27)		(0.58)	(0.61)	(0.63)	(0.63)		(0.63)

Total Distributions	(0.27)		(0.58)	(0.61)	(0.63)	(0.63)		(0.63)

Net Asset Value, End of Period	$12.81		$12.91	$13.13	$13.33	$13.04		$13.33

Total Return(5)	1.37%		2.79%	3.12%	7.14%	2.55%		10.16%

Net Assets, End of Period
(millions)	$18		$18	$20	$20	$17		$14

Ratios to Average Net Assets:
Gross expenses	1.33	%(6)	1.31%	1.27%	1.30%	1.28%		1.31%
Net expenses(7)	1.33	(6)	1.30 (8)	1.27	1.30	1.28		1.31
Net investment income	4.23	(6)	4.45	4.51	4.73	4.72	(4)	4.78

Portfolio Turnover Rate	8%		15%	29%	45%	41%		27%

(1)	Per share amounts have been calculated using the average shares method.

(2)	On April 29, 2004, Class L shares were renamed as Class C shares.

(3)	For the six months ended September 30, 2005 (unaudited).

(4)	Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the change to net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets was less than $0.01, $0.01 and 0.01%, respectively. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(5)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.

(6)	Annualized.

(7)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Fund will not exceed 1.40%.

(8)	The investment manager voluntarily waived a portion of its management fee.

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report      21

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

The Florida Portfolio (the “Fund”), is a separate non-diversified investment fund of Smith Barney Muni Funds (“Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.

     The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

     (a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. Securities for which market quotations are not readily available or are determined not to reflect fair value, will be valued in good faith by or under the direction of the Trust’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

     (b) Financial Futures Contracts. The Fund may enter into financial futures contracts to hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates, as a substitute for buying or selling securities or as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

     The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

     (c) Fund Concentration. Since the Fund invests primarily in obligations of issuers within Florida, it is subject to possible concentration risks associated with the economic, political, or legal developments or industrial or regional matters specifically affecting Florida.

     (d) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

22      Smith Barney Muni Funds 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

     (e) Distributions to Shareholders. Distributions from net investment income for the Fund, if any, are declared and paid on a monthly basis. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

     (f ) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

     (g) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

     (h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Management Agreement and Other Transactions with Affiliates

Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 0.50% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.

     During the six months ended September 30, 2005, the Fund’s Class A, B and C shares had voluntary expense limitations in place of 0.85%, 1.35% and 1.40%, respectively. These expense limitations can be terminated at any time by SBFM.

     Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Fund’s transfer agent. PFPC Inc. (“PFPC”) acts as the Fund’s sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended September 30, 2005, the Fund paid transfer agent fees of $14,383 to CTB.

     Citigroup Global Markets Inc. (“CGM”), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund’s distributor.

     There is a maximum sales charge of 4.00% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In addition, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings

Smith Barney Muni Funds 2005 Semi-Annual Report      23

Notes to Financial Statements (unaudited) (continued)

of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

     For the six months ended September 30, 2005, CGM received sales charges of approximately $39,000 on sales of the Fund’s Class A shares. In addition, for the six months ended September 30, 2005, CDSCs paid to CGM were approximately:

	Class A	Class B	Class C

CDSCs	$0*	$15,000	$0*

* Amount represents less than $1,000.

     The Fund has adopted an unfunded, non-qualified deferred compensation Plan (the “Plan”) which allows non-interested trustees (“Trustee”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Trustee. The deferred fees earn a return based on notional investments selected by the Trustee. The balance of the deferred fees payable may change depending upon the investment performance. Any gains earned or losses incurred in the deferred balances are reported in the statement of operations under Trustees’ fees. Under the Plan, deferred fees are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets.

     As of September 30, 2005, the Fund has accrued $15,413 as deferred compensation payable.

     Certain officers and one Trustee of the Trust are employees of Citigroup or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended September 30, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$17,162,659

Sales	26,812,330

     At September 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$10,807,908
Gross unrealized depreciation	(697,308)

Net unrealized appreciation	$10,110,600

      At September 30, 2005, the Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain

Contracts to Sell:
U.S. Treasury Bond	580	12/05	$67,884,453	$66,355,625	$1,528,828

24      Smith Barney Muni Funds 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

4. Class Specific Expenses

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.15% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% and 0.55% of the average daily net assets of each class, respectively. For the six months ended September 30, 2005, total Distribution fees, which are accrued daily and paid monthly, were as follows:

	Class A	Class B	Class C

Distribution Fees	$121,704	$95,859	$64,002

     CGM has agreed to reimburse the Fund for any amount which exceeds the payments made by the Fund with respect to the Distribution Plan for Class A shares over the cumulative unreimbursed amounts spent by CGM in performing its services under the Distribution Plan. During the six months ended September 30, 2005, no reimbursement was required.

      For the six months ended September 30, 2005, total Transfer Agent fees were as follows:

	Class A	Class B	Class C

Transfer Agent Fees	$12,636	$4,637	$2,425

     For the six months ended September 30, 2005, total Shareholder Reports expenses were as follows:

	Class A	Class B	Class C

Shareholder Reports Expenses	$25,030	$8,160	$4,216

5. Distributions to Shareholders by Class

	Six Months Ended	Year Ended
Net Investment Income	September 30, 2005	March 31, 2005

Class A	$3,912,920	$8,261,193

Class B	629,707	1,620,045

Class C*	388,305	852,829

Total	$4,930,932	$10,734,067

* On April 29, 2004, Class L shares were renamed as Class C shares.

6. Shares of Beneficial Interest

At September 30, 2005, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Smith Barney Muni Funds 2005 Semi-Annual Report      25

Notes to Financial Statements (unaudited) (continued)

      Transactions in shares of each class were as follows:

	Six Months Ended		Year Ended
	September 30, 2005		March 31, 2005

	Shares	Amount	Shares	Amount

Class A
Shares sold	934,150	$12,082,849	2,016,455	$26,233,162
Shares issued on reinvestment	111,680	1,438,233	235,126	3,061,857
Shares repurchased	(896,219)	(11,564,677)	(3,226,616)	(42,069,429)

Net Increase (Decrease)	149,611	$1,956,405	(975,035)	$(12,774,410)

Class B
Shares sold	23,195	$298,748	111,760	$1,455,697
Shares issued on reinvestment	16,541	212,412	44,841	582,546
Shares repurchased	(409,670)	(5,269,432)	(948,339)	(12,351,026)

Net Decrease	(369,934)	$(4,758,272)	(791,738)	$(10,312,783)

Class C*
Shares sold	76,276	$980,976	140,087	$1,818,424
Shares issued on reinvestment	15,599	200,362	33,195	431,303
Shares repurchased	(142,673)	(1,834,924)	(278,810)	(3,623,560)

Net Decrease	(50,798)	$(653,586)	(105,528)	$(1,373,833)

* On April 29, 2004, Class L shares were renamed as Class C shares.

7. Capital Loss Carryforward

As of March 31, 2005, the Fund had, for federal income tax purposes, a net capital loss carryforward of $9,066,578, of which $768,581 expires in 2009, $1,458,394 expires in 2012, and $6,839,603 expires in 2013. These amounts will be available to offset any future taxable capital gains.

8. Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

     The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset manage-

26      Smith Barney Muni Funds 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

ment and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

     The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan prepared by Citigroup and submitted for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

     The order requires SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGM to oversee a competitive bidding process. Under the order, Citigroup also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a Fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

     At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

9. Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC described in Note 8. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the adviser for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

Smith Barney Muni Funds 2005 Semi-Annual Report      27

Notes to Financial Statements (unaudited) (continued)

     On October 5, 2005, a motion to consolidate the five actions and any subsequently-filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

     As of the date of this report, CAM believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

*      *      *

     Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its affiliates, including SBFM and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule l2b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

     On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, CAM believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

     Additional lawsuits arising out of theses circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

     As of the date of this report, CAM and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

     The Defendants have moved to dismiss the Complaint. Those motions are pending before the court.

10. Other Matters

On June 24, 2005, Citigroup announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

28      Smith Barney Muni Funds 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

     As part of this transaction, SBFM (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment manager to the Fund.

     The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

     Under the 1940 Act, consummation of the transaction will result in the automatic termination of the Fund’s investment management agreement with the Manager. Therefore, the Trust’s Board of Trustees has approved a new investment management agreement between the Fund and the Manager to become effective upon the closing of the sale to Legg Mason. The new investment management agreement has been presented to the shareholders of the Fund for their approval.

     The Fund has received information from CAM concerning SBFM, an investment management company that is part of CAM. The information received from CAM is as follows: On September 16, 2005, the staff of the Securities and Exchange Commission (the “Commission”) informed SBFM that the staff is considering recommending that the Commission institute administrative proceedings against SBFM for alleged violations of Sections 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the Commission and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM.

     Although there can be no assurance, SBFM believes that this matter is not likely to have a material adverse effect on the Fund or SBFM’s ability to perform investment management services relating to the Fund.

     The Commission staff’s recent notification will not affect the sale by Citigroup of substantially all of CAM’s worldwide business to Legg Mason, which Citigroup continues to expect will occur in the fourth quarter of this year.

Smith Barney Muni Funds 2005 Semi-Annual Report      29

Board Approval of Management Agreement (unaudited)

Background

The members of the Board of Smith Barney Muni Funds – Florida Portfolio (the “Fund”), including the Fund’s independent, or non-interested, Board members (the “Independent Board Members”), received information from the Fund’s manager (the “Manager”) to assist them in their consideration of the Fund’s management agreement (the “Management Agreement”). The Board received and considered a variety of information about the Manager and the Fund’s distributor(s), as well as the advisory and distribution arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below.

     The presentation made to the Board encompassed the Trust and all the funds for which the Board has responsibility. Some funds overseen by the Board have an investment advisory agreement and an administration agreement and some funds have an investment management agreement that encompasses both functions. The discussion below covers both advisory and administrative functions being rendered by the Manager whether a fund has a single agreement in place or both an advisory and administration agreement. The terms “Management Agreement”, “Contractual Management Fee” and “Actual Management Fee” are used in a similar manner to refer to both advisory and administration agreements and their related fees whether a fund has a single agreement or separate agreements in place.

Board Approval of Management Agreement

In approving the Management Agreement the Trust’s Board, including the Independent Board Members, considered the following factors:

Nature, Extent and Quality of the Services under the Management Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager under the Management Agreement during the past year. The Board also received a description of the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager about the management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager took into account the Board’s knowledge and familiarity gained as Board members of funds in the Citigroup Asset Management (“CAM”) fund complex, including the scope and quality of the Manager’s investment management and other capabilities and the quality of its administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs. The Board also considered the Manager’s response to recent regulatory compliance issues affecting it and the CAM fund complex. The Board reviewed information received from the Manager regarding the implementation to date of the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940.

30      Smith Barney Muni Funds 2005 Semi-Annual Report

Board Approval of Management Agreement (unaudited)
(continued)

     The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-today portfolio management of the Fund. The Board also considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the CAM fund complex. The Board noted that the Manager’s Office of the Chief Investment Officer, composed of the senior officers of the investment teams managing the funds in the CAM complex, participates in reporting to the Board on investment matters. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources available to CAM and its parent organization, Citigroup Inc.

     The Board also considered the Manager’s brokerage policies and practices, the standards applied in seeking best execution, the Manager’s policies and practices regarding soft dollars, the use of a broker affiliated with the Manager and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes and portfolio manager compensation plan.

     At the Board’s request following the conclusion of the 2004 contract continuance discussions, the Manager prepared and provided to the Board in connection with the 2005 discussions an analysis of complex-wide management fees, which, among other things, set out a proposed framework of fees based on asset classes. The Board engaged the services of independent consultants to assist it in evaluating the Fund’s fees generally and within the context of the framework.

     The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement was acceptable.

Fund Performance

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark(s).

     The information comparing the Fund’s performance to that of its Performance Universe, consisting of all retail and institutional funds classified as “Florida municipal debt funds” by Lipper, showed that, although the Fund’s performance for each of the 3- and 5-year periods was within the median range, the Fund’s performance for the 1- and 10-year periods was better than the median. Based on their review, the Board concluded that the Fund’s relative investment performance was acceptable.

Smith Barney Muni Funds 2005 Semi-Annual Report      31

Board Approval of Management Agreement (unaudited)
(continued)

Management Fees and Expense Ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management services provided by the Manager. The Board also reviewed and considered whether fee waiver and/or expense reimbursement arrangements are currently in place for the Fund and considered whether any actual fee rate (after taking any waivers and reimbursements into account) (the “Actual Management Fee”) and whether any fee waivers and reimbursements could be discontinued.

     Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fees and Actual Management Fee and the Fund’s overall expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, separate accounts. The Manager reviewed with the Board the significant differences in scope of services provided to the Fund and to these other clients, noting that the Fund is provided with administrative services, office facilities, Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund providers. The Board considered the fee comparisons in light of the differences required to manage these different types of accounts. The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a proposed framework of fees based on asset classes.

     Management also discussed with the Board the Fund’s distribution arrangements. The Board was provided with information concerning revenues received by and certain expenses incurred by the Fund’s affiliated distributors and how the amounts received by the distributors are paid.

     The information comparing the Fund’s Class A shares’ Contractual and Actual Management Fees as well as its actual total expense ratio to its Expense Group, consisting of 7 retail front-end load funds (including the Fund) classified as “Florida municipal debt funds” by Lipper, showed that the Fund’s Contractual and Actual Management Fees were well within the range of management fees paid by the other funds in the Expense Group and, indeed, were better than the median. The Board noted that the Fund’s actual total expense ratio was also better than the median and concluded that it was acceptable.

     Taking all of the above into consideration, the Board determined that the Management Fee was reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement.

Manager Profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the CAM fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s

32      Smith Barney Muni Funds 2005 Semi-Annual Report

Board Approval of Management Agreement (unaudited)
(continued)

methodology. The Manager’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow beyond current levels. However, because of the nature of the Manager’s business, the Board could not reach definitive conclusions as to whether the Manager might realize economies of scale or how great they may be.

Other Benefits to the Manager

The Board considered other benefits received by the Manager and their affiliates as a result of their relationship with the Fund, including soft dollar arrangements, receipt of brokerage commissions and the opportunity to offer additional products and services to Fund shareholders.

     In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

     In light of all of the foregoing, the Board approved the Management Agreement to continue for another year.

     No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement. The Independent Board Members were advised by separate independent legal counsel throughout the process. The Board discussed the proposed continuance of the Management Agreement in a private session with their independent legal counsel at which no representatives of the Manager were present.

Smith Barney Muni Funds 2005 Semi-Annual Report      33

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Smith Barney Muni Funds— Florida Portfolio

TRUSTEES	INVESTMENT MANAGER
Lee Abraham	Smith Barney Fund
Jane F. Dasher	Management LLC
Donald R. Foley
R. Jay Gerken, CFA	DISTRIBUTOR
Chairman	Citigroup Global Markets Inc.
Richard E. Hanson, Jr.
Paul Hardin	CUSTODIAN
Roderick C. Rasmussen	State Street Bank and
John P. Toolan	Trust Company

OFFICERS	TRANSFER AGENT
R. Jay Gerken, CFA	Citicorp Trust Bank, fsb.
President and	125 Broad Street, 11th Floor
Chief Executive Officer	New York, New York 10004
Andrew B. Shoup
Senior Vice President and	SUB-TRANSFER AGENT
Chief Administrative Officer	PFPC Inc.
P.O. Box 9699
Robert J. Brault	Providence, Rhode Island
Chief Financial Officer	02940-9699
and Treasurer
INDEPENDENT REGISTERED
Peter M. Coffey	PUBLIC ACCOUNTING FIRM
Vice President and	KPMG LLP
Investment Officer	345 Park Avenue
New York, New York 10154
Andrew Beagley
Chief Anti-Money Laundering
Compliance Officer and Chief
Compliance Officer

Robert I. Frenkel
Secretary and
Chief Legal Officer

This report is submitted for
the general information of
the shareholders of Smith
Barney Muni Funds — Florida
Portfolio, but it may also be
used as sales literature when
preceded or accompanied by
the current prospectus.

This report must be preceded
or accompanied by a free
prospectus. Investors should
consider the Fund’s
investment objectives, risks,
charges and expenses
carefully before investing.
The prospectus contains this
and other important
information about the Fund.
Please read the prospectus
carefully before investing.

www.citigroupam.com

©2005 Citigroup Global Markets Inc.
Member NASD, SIPC

FD0787 11/05                      05-9290

Smith Barney Muni Funds—
Florida Portfolio

The Fund is a separate investment fund of the Smith Barney Muni Funds, a Massachusetts business trust.

SMITH BARNEY MUNI FUNDS—
FLORIDA PORTFOLIO
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.citigroupam.com and (3) on the SEC’s website at www.sec.gov.

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s
disclosure controls and procedures (as defined in Rule 30a-
3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure
required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b)
under the 1940 Act and 15d-15(b) under the Securities Exchange
Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under
the 1940 Act) that occurred during the registrant’s last
fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	Not applicable.

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of
the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of
the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Muni Funds

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Smith Barney Muni Funds

Date:	December 8, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Smith Barney Muni Funds

Date:	December 8, 2005

By:	/s/ Robert J. Brault
Robert J. Brault
Chief Financial Officer of
Smith Barney Muni Funds

Date:	December 8, 2005